UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss & Co. Inc.
Address: 667 Madison Avenue
         New York, NY  10021

13F File Number:  28-05569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Vice President
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     May 10, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $115,346 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      350     7500 SH       SOLE                     7500        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      246    10000 SH       SOLE                    10000        0        0
AUTOLIV INC                    COM              052800109     1923    40364 SH       SOLE                    40364        0        0
BARRICK GOLD CORP              COM              067901108     1586    66202 SH       SOLE                    66202        0        0
BURLINGTON RES INC             COM              122014103      250     5000 SH       SOLE                     5000        0        0
CANADIAN SUPERIOR ENERGY INC   COM              136644101      350   200000 SH       SOLE                   200000        0        0
COMPUTER SCIENCES CORP         COM              205363104      229     5000 SH       SOLE                     5000        0        0
COVANCE INC                    COM              222816100      895    18800 SH       SOLE                    18800        0        0
DEAN FOODS CO NEW              COM              242370104     5248   153000 SH       SOLE                   153000        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102      499    10000 SH       SOLE                    10000        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1998    39000 SH       SOLE                    39000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102      241    20000 SH       SOLE                    20000        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    25158   547860 SH       SOLE                   547860        0        0
HALLIBURTON CO                 COM              406216101     6438   148856 SH       SOLE                   148856        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      156    20000 SH       SOLE                    20000        0        0
HONEYWELL INTL INC             COM              438516106    17532   471176 SH       SOLE                   471176        0        0
INTEL CORP                     COM              458140100      581    25000 SH       SOLE                    25000        0        0
ISHARES INC                    MSCI JAPAN       464286848     2623   250000 SH       SOLE                   250000        0        0
ISHARES INC                    MSCI HONG KONG   464286871      576    50000 SH       SOLE                    50000        0        0
ISHARES INC                    MSCI PAC J IDX   464286665     1351    15000 SH       SOLE                    15000        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      170    25000 SH       SOLE                    25000        0        0
ISHARES INC                    MSCI SINGAPORE   464286673      181    25000 SH       SOLE                    25000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      973     4800 SH       SOLE                     4800        0        0
JPMORGAN & CHASE & CO          COM              46625H100     4484   129600 SH       SOLE                   129600        0        0
KANEB SERVICES LLC             COM              484173109     1621    38000 SH       SOLE                    38000        0        0
MOTOROLA INC                   COM              620076109    14677   980400 SH       SOLE                   980400        0        0
NABORS INDUSTRIES LTD          SHS              G6359F103      887    15000 SH       SOLE                    15000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101      565    12095 SH       SOLE                    12095        0        0
NEXEN INC                      COM              65334H102      275     5000 SH       SOLE                     5000        0        0
NORANDA INC                    COM              655422103      708    35000 SH       SOLE                    35000        0        0
OAKLEY INC                     COM              673662102      128    10000 SH       SOLE                    10000        0        0
PRIDE INTL INC DEL             COM              74153Q102     1480    59600 SH       SOLE                    59600        0        0
SCUDDER NEW ASIA FD INC        COM              811183102      852    56400 SH       SOLE                    56400        0        0
SEA CONTAINERS LTD             CL A             811371707      457    25000 SH       SOLE                    25000        0        0
SEQUA CORPORATION              CL A             817320104     1039    20031 SH       SOLE                    20031        0        0
SINCLAIR BROADCAST GROUP INC   CL A             829226109      201    25000 SH       SOLE                    25000        0        0
SOUTHERN UN CO NEW             COM              844030106      774    30815 SH       SOLE                    30815        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104     6423   150000 SH       SOLE                   150000        0        0
SUNCOR ENERGY INC              COM              867229106     3317    82500 SH       SOLE                    82500        0        0
TOOTSIE ROLL INDS INC          COM              890516107      239     7956 SH       SOLE                     7956        0        0
UNITED INDL CORP               COM              910671106      296    10000 SH       SOLE                    10000        0        0
UNOCAL CORP                    COM              915289102      308     5000 SH       SOLE                     5000        0        0
UTSTARCOM INC                  COM              918076100      110    10000 SH       SOLE                    10000        0        0
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100     6006   226120 SH       SOLE                   226120        0        0
WIMM BILL DANN FOODS OJSC      SPONSORED ADR    97263M109      580    30000 SH       SOLE                    30000        0        0
XANSER CORP                    COM              98389J103      365   114000 SH       SOLE                   114000        0        0